Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2025	Jan. 01, 2024	Jan. 01, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%
CODM, description	An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision
Reportable operating segment	1
Contract liabilities	$ 3,425	$ 709		$ 709	$ 1,425	$ 1,052
Revenue included in contract liability	709	1,425	$ 1,052
Advertising and promotional expenses	8,927	7,137	3,923
Contributions by employer under plan	1,120	917	708
Inventory write-downs		106	657
Provision of expected credit losses	790	$ 452	$ (126)
Inventory Valuation and Obsolescence [Member]
Summary of Significant Accounting Policies [Line Items]
Reversal of inventory obsolescence	$ 103